SHARE CAPITAL AND SHARE-BASED PAYMENTS - Stock Options Outstanding and Exercisable (Details)	Dec. 31, 2017 CAD ($) year shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding | shares	2,976,360	3,038,707	3,193,106
Weighted average remaining contractual life (years) | year	3.9
Stock options exercisable | shares	1,650,549
Weighted average exercise price (C$/option)	$ 9.63
3.30 - 7.02
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding | shares	585,719
Weighted average remaining contractual life (years) | year	3.3
Stock options exercisable | shares	382,281
Weighted average exercise price (C$/option)	$ 5.53
3.30 - 7.02 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	3.30
3.30 - 7.02 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	$ 7.02
7.03 - 7.36
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding | shares	800,162
Weighted average remaining contractual life (years) | year	4.4
Stock options exercisable | shares	308,411
Weighted average exercise price (C$/option)	$ 7.22
7.03 - 7.36 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	7.03
7.03 - 7.36 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	$ 7.36
7.37 - 11.95
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding | shares	758,815
Weighted average remaining contractual life (years) | year	3.7
Stock options exercisable | shares	592,148
Weighted average exercise price (C$/option)	$ 9.11
7.37 - 11.95 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	7.37
7.37 - 11.95 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	$ 11.95
11.96 - 28.78
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding | shares	831,664
Weighted average remaining contractual life (years) | year	3.9
Stock options exercisable | shares	367,709
Weighted average exercise price (C$/option)	$ 16.75
11.96 - 28.78 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	11.96
11.96 - 28.78 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	$ 28.78